Note 8 - Deferred Charges, Net (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Vessels Completed DD During Period	23	18	14
Number of Vessels Survey in Process	2	5	1